Long-Lived Assets (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Avc Networks [Member] JPY (¥)	Mar. 31, 2011 Avc Networks [Member] USD ($)	Mar. 31, 2010 Avc Networks [Member] JPY (¥)	Mar. 31, 2010 Appliances [Member] JPY (¥)	Mar. 31, 2011 Systems & Communications [Member] USD ($)	Mar. 31, 2011 Eco Solutions [Member] USD ($)	Mar. 31, 2010 Eco Solutions [Member] JPY (¥)	Mar. 31, 2012 Industrial Devices [Member] JPY (¥)	Mar. 31, 2011 Industrial Devices [Member] USD ($)	Mar. 31, 2012 Energy [Member] JPY (¥)	Mar. 31, 2011 Energy [Member] USD ($)	Mar. 31, 2010 Energy [Member] JPY (¥)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2012 Remaining Segments [Member] JPY (¥)	Mar. 31, 2011 Remaining Segments [Member] USD ($)	Mar. 31, 2010 Remaining Segments [Member] JPY (¥)
Long Lived Assets Held-for-sale [Line Items]
Impairment losses of long-lived asset	¥ 399,259	$ 34,692	¥ 34,692	¥ 79,259	¥ 212,151	$ 12,380	¥ 36,672	¥ 8,193	$ 2,004	$ 4,176	¥ 6,935	¥ 78,406	$ 2,092	¥ 99,183	$ 8,561	¥ 19,629	$ 3,056	¥ 9,519	$ 2,423	¥ 7,830
Impairment losses of finite-lived intangible assets												¥ 25,536		¥ 95,546